Share-Based Compensation - Assumptions to estimate the fair value of the options (Details) - Stock options - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Share-Based Compensation
Average risk-free rate of interest	1.88%	1.47%
Expected volatility	41.60%	41.80%
Dividend yield (as a percent)	0.00%	0.00%
Contractual term	10 years	10 years
Fair value of the underlying shares on the date of option grants, minimum (in dollars per share)		$ 0.009
Fair value of the underlying shares on the date of option grants, maximum (in dollars per share)		$ 0.0508
Fair value of the underlying shares on the date of option granted (in dollars per share)	$ 0.0071